Financial instruments (Details) - Schedule of debentures and promissory notes - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
Financial instruments (Details) - Schedule of debentures and promissory notes [Line Items]
Borrowing Cost	R$ (77,000)	R$ (102,000)
Borrowings and financing, total	6,446,000	10,574,000
Current liabilities	180,000	510,000
Non-current liabilities	R$ 6,266,000	10,064
First Issue of Promissory Notes – 3rd series [Member]
Financial instruments (Details) - Schedule of debentures and promissory notes [Line Items]
Type	non-preemptive right
Issue amount	R$ 50
Outstanding debentures	1
Date issuance	Jul. 04, 2019
Date maturity	Jul. 04, 2022
Annual financial charges	CDI + 0.72% per year
Borrowing Cost	R$ 57,000
First Issue of Promissory Notes – 4th series [Member]
Financial instruments (Details) - Schedule of debentures and promissory notes [Line Items]
Type	non-preemptive right
Issue amount	R$ 250
Outstanding debentures	5
Date issuance	Jul. 04, 2019
Date maturity	Jul. 04, 2023
Annual financial charges	CDI + 0.72% per year
Unit price	R$ 61,403,751,000
Borrowing Cost	R$ 281,000	307,000
First Issue of Promissory Notes – 5th series [Member]
Financial instruments (Details) - Schedule of debentures and promissory notes [Line Items]
Type	non-preemptive right
Issue amount	R$ 200
Outstanding debentures	4
Date issuance	Jul. 04, 2019
Date maturity	Jul. 04, 2024
Annual financial charges	CDI + 0.72% per year
Unit price	R$ 61,403,751,000
Borrowing Cost	R$ 225,000	246,000
First Issue of Promissory Notes – 6th series [Member]
Financial instruments (Details) - Schedule of debentures and promissory notes [Line Items]
Type	non-preemptive right
Issue amount	R$ 200
Outstanding debentures	4
Date issuance	Jul. 04, 2019
Date maturity	Jul. 04, 2025
Annual financial charges	CDI + 0.72% per year
Unit price	R$ 61,403,751,000
Borrowing Cost	R$ 225,000	246,000
Second Issue of Debentures – 1st series [Member]
Financial instruments (Details) - Schedule of debentures and promissory notes [Line Items]
Type	non-preemptive right
Issue amount	R$ 940,000
Outstanding debentures	940,000
Date issuance	Jun. 01, 2021
Date maturity	May 20, 2026
Annual financial charges	CDI + 1.70% per year
Unit price	R$ 1,054,000
Borrowing Cost	R$ 951,000	990,000
Second Issue of Debentures – 2nd series [Member]
Financial instruments (Details) - Schedule of debentures and promissory notes [Line Items]
Type	non-preemptive right
Issue amount	R$ 660,000
Outstanding debentures	660,000
Date issuance	Jun. 01, 2021
Date maturity	May 22, 2028
Annual financial charges	CDI + 1.95% per year
Unit price	R$ 1,055,000
Borrowing Cost	R$ 668,000	697,000
Second Issue of Promissory Notes – 1st series [Member]
Financial instruments (Details) - Schedule of debentures and promissory notes [Line Items]
Type	non-preemptive right
Issue amount	R$ 1,250,000
Outstanding debentures	940,000
Date issuance	Aug. 27, 2021
Date maturity	Aug. 27, 2024
Annual financial charges	CDI + 1.47% per year
Unit price	R$ 1,506,000
Borrowing Cost	R$ 1,285,000	1,415,000
Second Issue of Promissory Notes – 2nd series [Member]
Financial instruments (Details) - Schedule of debentures and promissory notes [Line Items]
Type	non-preemptive right
Issue amount	R$ 1,250,000
Outstanding debentures	940,000
Date issuance	Aug. 27, 2021
Date maturity	Feb. 27, 2025
Annual financial charges	CDI + 1.53% per year
Unit price	R$ 1,506,000
Borrowing Cost	R$ 1,286,000	1,416,000
Third Issue of Debentures – 1st series – CRI [Member]
Financial instruments (Details) - Schedule of debentures and promissory notes [Line Items]
Type	non-preemptive right
Issue amount	R$ 982,526
Outstanding debentures	982,526
Date issuance	Oct. 15, 2021
Date maturity	Oct. 16, 2028
Annual financial charges	IPCA + 5.15% per year
Unit price	R$ 1,093,000
Borrowing Cost	R$ 1,012,000	1,074,000
Third Issue of Debentures – 2nd series – CRI [Member]
Financial instruments (Details) - Schedule of debentures and promissory notes [Line Items]
Type	non-preemptive right
Issue amount	R$ 517,474
Outstanding debentures	517,474
Date issuance	Oct. 15, 2021
Date maturity	Oct. 15, 2031
Annual financial charges	IPCA + 5.27% per year
Unit price	R$ 1,094,000
Borrowing Cost	R$ 533,000	566,000
Fourth Issue of Debentures – single series [Member]
Financial instruments (Details) - Schedule of debentures and promissory notes [Line Items]
Type	non-preemptive right
Issue amount	R$ 2,000,000
Outstanding debentures	2,000,000
Date issuance	Jan. 07, 2022
Date maturity	Nov. 26, 2027
Annual financial charges	CDI + 1.75% per year
Unit price	R$ 1,051,000
Borrowing Cost		2,103,000
First Issue of Commercial Paper Notes – single series [Member]
Financial instruments (Details) - Schedule of debentures and promissory notes [Line Items]
Type	non-preemptive right
Issue amount	R$ 750,000
Outstanding debentures	750,000
Date issuance	Feb. 10, 2022
Date maturity	Feb. 09, 2025
Annual financial charges	CDI + 1.70% per year
Unit price	R$ 1,021,000
Borrowing Cost		766,000
Fifth Issue of Debentures – single series - CRI [Member]
Financial instruments (Details) - Schedule of debentures and promissory notes [Line Items]
Type	non-preemptive right
Issue amount	R$ 250,000
Outstanding debentures	250,000
Date issuance	Apr. 05, 2022
Date maturity	Mar. 28, 2025
Annual financial charges	CDI + 0.75% per year
Unit price	R$ 1,000,000
Borrowing Cost		250,000
Sixth Issue of Debentures – 1st series - CRI [Member]
Financial instruments (Details) - Schedule of debentures and promissory notes [Line Items]
Type	non-preemptive right
Issue amount	R$ 72,962
Outstanding debentures	72,962
Date issuance	Sep. 28, 2022
Date maturity	Sep. 13, 2029
Annual financial charges	CDI + 0.60% per year
Unit price	R$ 1,001,000
Borrowing Cost		73,000
Sixth Issue of Debentures – 2nd series - CRI [Member]
Financial instruments (Details) - Schedule of debentures and promissory notes [Line Items]
Type	non-preemptive right
Issue amount	R$ 55,245
Outstanding debentures	55,245
Date issuance	Sep. 28, 2022
Date maturity	Sep. 11, 2026
Annual financial charges	CDI + 0.70% per year
Unit price	R$ 1,001,000
Borrowing Cost		55,000
Sixth Issue of Debentures – 3rd series - CRI [Member]
Financial instruments (Details) - Schedule of debentures and promissory notes [Line Items]
Type	non-preemptive right
Issue amount	R$ 471,793
Outstanding debentures	471,793
Date issuance	Sep. 28, 2022
Date maturity	Sep. 13, 2027
Annual financial charges	IPCA + 6x’.70% per year
Unit price	R$ 1,000,000
Borrowing Cost		R$ 472,000